PARENT COMPANY FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Money market funds on deposit, principally with subsidiary banks	$ 270,265	$ 315,205
Cash and cash equivalents	326,847	352,367	384,525
Investment securities	18,442	17,620
Loans, net	1,143,212	1,429,412
Equipment, software and furniture, net	20,829	23,920
Other assets	13,464	14,249
TOTAL ASSETS	1,618,252	2,205,265
Liabilities:
Debt obligations	8,428	199,601
Subordinated debentures	0	149,156
Liabilities Subject to Compromise	200,293	0
Total liabilities	1,762,368	2,313,912
Stockholders' equity deficit	(133,869)	(108,084)
TOTAL LIABILITIES AND EQUITY	1,618,252	2,205,265
Income:
Intercompany fees	2,958	3,246	4,200
Interest	77,626	94,720	118,597
Gain (loss) on sales of bank subsidiaries	143	5,495	15,784
Gain from extinguishment of debt	0	16,861	1,255
Other	10,410	15,612	11,343
Expenses:
Interest	19,749	34,222	53,969
Salaries and employee benefits	41,338	46,764	55,095
Occupancy	9,524	9,522	11,612
Equipment rent and depreciation	5,465	7,198	8,368
Goodwill impairment	0	0	55,808
Other	18,377	20,599	24,908
Loss before income tax benefit	(27,597)	(56,304)	(263,716)
Reorganization items	2,956	0	0
Loss from continuing operations	(27,445)	(52,971)	(256,608)
Income taxes (credit)	(152)	(3,333)	(7,108)
NET LOSS	(27,425)	(51,926)	(254,364)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	2	(86)	219
Comprehensive loss	(25,472)	(45,513)	(224,996)
OPERATING ACTIVITIES
NET LOSS	(27,425)	(51,926)	(254,364)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Reorganization items	2,956	0	0
Loss on sales of other real estate owned	718	510	125
Goodwill impairment	0	0	55,808
Loss on sales of premises and equipment	60	69	393
Gain on sales of bank subsidiaries	(143)	(5,495)	(15,784)
Gain on debt extinguishment	0	(16,861)	(1,255)
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	(1,177)	18,572	60,178
INVESTING ACTIVITIES
Net cash investments in subsidiaries	0	0	18,949
Proceeds from sale of investment securities	17,468	11,379	22,175
Purchases of investment securities	(11,620)	(21,050)	(34,678)
Net decrease in loans	238,430	274,896	208,376
Proceeds from Sale of Other Real Estate	49,998	32,386	45,145
Proceeds from sales of equipment and furniture	62	441	416
Purchases of equipment and furniture	(1,816)	(1,068)	(4,038)
Proceeds from sales of bank subsidiaries	9,700	47,308	76,101
NET CASH PROVIDED BY INVESTING ACTIVITIES	309,626	377,179	389,619
FINANCING ACTIVITIES
Net payments on debt obligations	(2,376)	(512)	(1,372)
Net proceeds from issuance of common stock	1	0	6,870
Tax benefit (effect) from share-based payments	(29)	(256)	(293)
NET CASH USED BY FINANCING ACTIVITIES	(329,778)	(395,613)	(495,384)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,329)	138	(45,587)
Cash and cash equivalents at beginning of year	352,367	384,525	468,925
CASH AND CASH EQUIVALENTS AT END OF YEAR	326,847	352,367	384,525
Parent Company [Member]
Assets
Cash on deposit, principally with subsidiary banks	207	1,411
Money market funds on deposit, principally with subsidiary banks	1,427	3,234
Cash and cash equivalents	1,634	4,645	7,905
Investment securities	123	82
Loans, net	255	269
Investments in and advances to subsidiaries	96,644	111,583
Investment in and advances to Amera Mortgage Corporation	432	434
Investment in and advances to CDBL III	1,712	1,896
Equipment, software and furniture, net	1,412	1,717
Other assets	2,804	3,053
TOTAL ASSETS	105,016	123,679
Liabilities:
Accounts payable, accrued expenses and other liabilities	6,397	38,290
Debt obligations	609	12,731
Subordinated debentures		180,742
Liabilities Subject to Compromise	231,879
Total liabilities	238,885	231,763
Stockholders' equity deficit	(133,869)	(108,084)
TOTAL LIABILITIES AND EQUITY	105,016	123,679
Income:
Intercompany fees	8,359	11,120	22,057
Dividends from subsidiaries		11,000	5,000
Interest	791	2,561	996
Gain (loss) on sales of bank subsidiaries	19	(1,949)	12,749
Gain from extinguishment of debt		16,861	1,255
Other	5,404	6,219	(704)
Total income	14,573	45,812	41,353
Expenses:
Interest	6,160	6,450	15,427
Salaries and employee benefits	7,314	8,087	14,771
Occupancy	1,125	1,254	2,264
Equipment rent and depreciation	289	407	3,205
Goodwill impairment			38,718
Other	5,548	6,373	9,236
Total expenses	20,436	22,571	83,621
Loss before income tax benefit	(5,863)	23,241	(42,268)
Equity in net losses of consolidated subsidiaries	(16,832)	(69,464)	(189,553)
Reorganization items	2,956
Loss from continuing operations	(25,651)	(46,223)	(231,821)
Income taxes (credit)	(177)	(796)	(6,606)
NET LOSS	(25,474)	(45,427)	(225,215)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	2	(86)	219
Comprehensive loss	(25,472)	(45,513)	(224,996)
OPERATING ACTIVITIES
NET LOSS	(25,474)	(45,427)	(225,215)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Equity in net losses of consolidated subsidiaries	16,832	69,464	189,553
Depreciation and amortization of intangibles	390	450	1,690
Reorganization items	2,956
Loss on sales of other real estate owned	1,316
Goodwill impairment			38,718
Loss on sales of premises and equipment		2	4
Gain on sales of bank subsidiaries	(19)	1,949	(12,749)
Gain on debt extinguishment		(16,861)	(1,255)
Realized loss on sale of investment securities			362
Decrease (increase) in amounts due from subsidiaries and other assets	2,725	(2,366)	9,367
Increase in accounts payable, accrued expenses and other liabilities	5,007	6,433	8,784
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	3,733	13,644	9,259
INVESTING ACTIVITIES
Net cash investments in subsidiaries	(10,545)	(48,262)	(79,084)
Proceeds from sale of investment securities		507	2,102
Purchases of investment securities			(100)
Net decrease in loans	14	4,735	4,927
Proceeds from Sale of Other Real Estate	802
Proceeds from sales of equipment and furniture		4	3,707
Purchases of equipment and furniture	(85)	(175)	(240)
Proceeds from sales of bank subsidiaries	3,099	26,543	58,796
NET CASH PROVIDED BY INVESTING ACTIVITIES	(6,715)	(16,648)	(9,892)
FINANCING ACTIVITIES
Net payments on debt obligations			(1,000)
Net proceeds from issuance of common stock			6,870
Tax benefit (effect) from share-based payments	(29)	(256)	(293)
NET CASH USED BY FINANCING ACTIVITIES	(29)	(256)	5,577
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,011)	(3,260)	4,944
Cash and cash equivalents at beginning of year	4,645	7,905	2,961
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,634	$ 4,645	$ 7,905